Indirect taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2021
Indirect Taxes Charges And Contributions Payable
Indirect taxes, charges and contributions payable

21.	Indirect taxes, charges and contributions payable

	2021	2020

Indirect taxes, charges and contributions payable	1,421,955	938,880

Value added tax on goods and services - ICMS	303,721	359,498
ANATEL’s taxes and fees (i)	1,042,933	509,087
Imposto sobre Serviço (Service tax) - ISS	66,075	66,082
Other	9,226	4,213

Current portion	(1,418,682)	(935,778)
Non-current portion	3,273	3,102

(i)	In 2020, to minimize the impacts of the pandemic, Provisional Act 952, dated April 15, 2020, was enacted, authorizing the postponement of payment of taxes, such as TFF, Condecine and CFRP, in the amount of R$ 790 million, to August 31, 2020. In the third quarter of 2020, the Company made a partial payment in the amount of R$ 300 million referring to CFRP and Condecine, but due to a preliminary injunction in court, there was no need to pay the Fistel (TFF), which remains outstanding until the final and unappealable decision.

In 2021, there was the partial payment of fees of approximately R$ 300 million related to CFRP and Condecine and the remaining amount of R$ 480 million related to 2021 Fistel (TFF) remains suspended, with no defined date for payment based on injunction also issued by the Regional Court of the 1st Region.

During 2021, there was the recognition of R$ 51.2 million in default interest on Fistel (TFF) amounts related to fiscal years 2020 and 2021 with suspended payment by preliminary injunction.